Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations, minimum	5.00%
Unobservable Input, Annuitizations, maximum	6.00%
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 4,022,234		$ 3,789,200	$ 2,750,569
Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	33,284		34,906	32,382
Valuation Technique	Matrix pricing
Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	201,195		193,162	58,796
Valuation Technique	Matrix pricing
Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	3,727,803		3,501,577	2,523,244
Valuation Technique	Matrix pricing
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	56,873		54,766	66,958
Valuation Technique	Intex discounted cash flows
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	3,080		4,789	69,189
Valuation Technique	Intex discounted cash flows
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	8,666		7,884	70,145
Derivative Assets | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	3,819
Valuation Technique	Discounted cash flow
Unobservable Input, Constant prepayment rate		[1]
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	4,847
Valuation Technique	Third-Party Vendor
Unobservable Input, Spread and discount rates		[1]
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(29,251)		(51,705)	(7,059)
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(29,251)
Valuation Technique	Third-Party Vendor
Unobservable Input, Spread and discount rates		[1]
Reserve at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(11,943,461)		(10,961,562)	(10,612,779)
Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(11,756,097)
Valuation Technique	Discounted cash flow
Unobservable Input, Annuitizations, minimum	0.00%
Unobservable Input, Annuitizations, maximum	25.00%
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ (153,745)
Valuation Technique	Discounted cash flow
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Minimum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	160
Minimum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	72
Minimum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	30
Minimum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	0.00%
Unobservable Input, Annual default rate	0.50%
Unobservable Input, Loss severity	10.00%
Unobservable Input, Delinquencies	0.00%
Unobservable Input, Discount Margin to LIBOR	1.70%
Minimum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	1.50%
Unobservable Input, Annual default rate	15.00%
Unobservable Input, Loss severity	55.00%
Unobservable Input, Delinquencies	5.00%
Unobservable Input, Discount Margin to LIBOR	4.20%
Minimum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	0.00%
Unobservable Input, Withdrawal Benefit Election	0.00%
Minimum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	0.50%
Maximum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	164
Maximum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	311
Maximum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	486
Maximum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	25.00%
Unobservable Input, Annual default rate	62.50%
Unobservable Input, Loss severity	80.00%
Unobservable Input, Delinquencies	32.00%
Unobservable Input, Discount Margin to LIBOR	10.70%
Maximum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	2.00%
Unobservable Input, Annual default rate	90.00%
Unobservable Input, Loss severity	70.00%
Unobservable Input, Delinquencies	30.00%
Unobservable Input, Discount Margin to LIBOR	4.20%
Maximum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	25.00%
Unobservable Input, Withdrawal Benefit Election	50.00%
Maximum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	35.00%
Weighted Average | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	161
Weighted Average | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	176
Weighted Average | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	177
Weighted Average | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	0.70%
Unobservable Input, Annual default rate	5.10%
Unobservable Input, Loss severity	56.10%
Unobservable Input, Delinquencies	1.00%
Unobservable Input, Discount Margin to LIBOR	5.40%
Weighted Average | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	2.00%
Unobservable Input, Annual default rate	20.00%
Unobservable Input, Loss severity	57.60%
Unobservable Input, Delinquencies	16.80%
Unobservable Input, Discount Margin to LIBOR	4.20%

[1]	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.